Variable Interest Entity (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Operating revenues	$ 3,180,634	$ 4,139,181	$ 6,649,536
Net (loss) income	(2,457,186)	475,346	957,222
VIE [Member]
Operating revenues	3,180,634	4,139,181	6,649,536
(Loss) income from operations	(1,660,384)	303,767	1,173,131
Net (loss) income	$ (2,195,951)	$ 125,827	$ 957,222